FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 645.4	$ 641.2
Gross contract assets	579.2	735.7
Total	$ 1,224.6	$ 1,376.9
Expected credit loss rate (in percent)	1.70%	1.90%
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ (20.9)	$ (25.5)
Civil Aviation
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	347.1	354.1
Gross contract assets	177.3	160.6
Total	$ 524.4	$ 514.7
Expected credit loss rate (in percent)	3.80%	4.50%
Civil Aviation | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ (19.9)	$ (23.1)
Defense and Security
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	258.2	198.1
Gross contract assets	401.9	571.6
Total	$ 660.1	$ 769.7
Expected credit loss rate (in percent)	0.20%	0.10%
Defense and Security | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ (1.0)	$ (1.0)
Amounts not allocated to a segment
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	40.1	89.0
Gross contract assets	0.0	3.5
Total	$ 40.1	$ 92.5
Expected credit loss rate (in percent)	0.00%	1.50%
Amounts not allocated to a segment | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ 0.0	$ (1.4)